POWER PURCHASE AGREEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr MW
Power Purchase Agreements 1 | MW	13
Power Purchase Agreements 2	120.00%
Power Purchase Agreements 3	73.50%
Power Purchase Agreements 4	100.00%
Power Purchase Agreements 5	$ 53.60
Power Purchase Agreements 6	$ 53.60
Power Purchase Agreements 7	2.10%
Power Purchase Agreements 8	16
Power Purchase Agreements 9	25
Power Purchase Agreements 10	0.60%
Power Purchase Agreements 11	3,250
Power Purchase Agreements 12 | yr	25
Power Purchase Agreements 13	$ 89.75
Power Purchase Agreements 14	1.00%
Power Purchase Agreements 15 | MW	73,444
Power Purchase Agreements 16	$ 1,468,898
Power Purchase Agreements 17 | yr	25
Power Purchase Agreements 18 | MW	25
Power Purchase Agreements 19	$ 96.00
Power Purchase Agreements 20	3.90%
Power Purchase Agreements 21	1.00%